FINANCIAL INSTRUMENTS - Net investment hedge (Details) R$ in Thousands, $ in Billions	12 Months Ended			24 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2021 USD ($)
Net investment hedge
Gain (loss) on net investment hedge, recognized in OCI	R$ (695,102)	R$ (2,504,914)	R$ (322,948)
Ten/Thirty Years Bonds
Net investment hedge
Gain (loss) on net investment hedge, recognized in income		R$ (2,504,914,000)
Ten/Thirty Years Bonds | Hedges of net investment in foreign operations
Net investment hedge
Gain (loss) on net investment hedge, recognized in OCI | $				$ 1.4
Gain (loss) on net investment hedge, recognized in income	R$ (695,102,000)